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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ___________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:


         /s/ Darren Huber                Sausalito, CA       March 26, 2012
-----------------------------------   ------------------   -----------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:    $55,599
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- ----------- -------- ------------------- ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------
       NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- ----------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
CITIGROUP INC                COM NEW          172967 42 4 $ 2,224      84,516 SH       SOLE                SOLE
ETFS PLATINUM TR             SH BEN INT       26922V 10 1 $ 2,067      15,000 SH       SOLE                SOLE
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1  292659 AA 7 $ 1,283   3,000,000 PRN      SOLE                SOLE
GENERAL MTRS CO              *W EXP 07/10/201 37045V 12 6 $    21     700,000 SH       SOLE                SOLE
JAGUAR MNG INC               COM              47009M 10 3 $   702     110,000 SH       SOLE                SOLE
JAMES RIVER COAL CO          NOTE 4.500%12/0  470355 AF 5 $ 6,647   8,500,000 PRN      SOLE                SOLE
KNIGHT CAP GROUP INC         NOTE 3.500% 3/1  499005 AE 6 $ 4,545   5,000,000 PRN      SOLE                SOLE
MGIC INVT CORP WIS           COM              552848 10 3 $   746     200,000 SH       SOLE                SOLE
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848 AD 5 $ 1,226   2,000,000 SH       SOLE                SOLE
NOVAGOLD RES INC             NOTE 5.500% 5/0  66987E AA 5 $16,916  14,250,000 PRN      SOLE                SOLE
POWERWAVE TECHNOLOGIES INC   NOTE 3.875%10/0  739363 AF 6 $ 2,448   5,000,000 PRN      SOLE                SOLE
POWERWAVE TECHNOLOGIES INC   COM NEW          739363 30 7 $    89      37,000 SH       SOLE                SOLE
STILLWATER MNG CO            NOTE 1.875% 3/1  86074Q AF 9 $ 8,916   9,221,000 PRN      SOLE                SOLE
STILLWATER MNG CO            COM              86074Q 10 2 $ 1,090     104,200 SH       SOLE                SOLE
TAKE-TWO INTERACTIVE SOFTWAR NOTE 4.375% 6/0  874054 AA 7 $ 6,476   4,500,000 PRN      SOLE                SOLE
USEC INC                     COM              90333E 10 8 $   203     178,000 SH       SOLE                SOLE